Segmented information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmented information
21.	Segmented information
The Company operated under one segment, the marketing and distribution of commercial products until the acquisition of Marley Drug on December 17, 2020 as described in note 4. After December 17, 2020, the Company operated under two segments, the marketing and distribution of commercial products and the operation of a retail and mail order pharmacy.
Revenue generated from external customers for the years ended December 31, 2022, 2021 and 2020 was 100% from sales to customers in the United States.
During the year ended December 31, 2022, 100% of total revenue from the marketing and distribution of commercial products was generated from ten customers. Customer A accounted for 38%, Customer B accounted for 19%, Customer C accounted for 38% and the remaining seven customers accounted for approximately 5% of revenue.
During the year ended December 31, 2021, 100% of total revenue from the marketing and distribution of commercial products was generated from seventeen customers. Customer A accounted for 38%, Customer B accounted for 20%, Customer C accounted for 35% and the remaining fourteen customers accounted for approximately 7% of revenue.
During the year ended December 31, 2020, 100% of total revenue from the marketing and distribution of commercial products was generated from thirteen customers. Customer A accounted for 37%, Customer B accounted for 25%, Customer C accounted for 34% and the remaining ten customers accounted for approximately 4% of revenue.
The Company’s property and equipment, intangible assets and goodwill are located in the following countries:

As at December 31	2022	2021
Canada	$392	$706
United States	9,642	9,879
Barbados	4,954	5,211

	$14,988	$15,796

Following the acquisition of Marley Drug, the financial measures reviewed by the Company’s chief operating decision maker are presented separately for the year ended December 31, 2022 and December 31, 2021:

For the year ended December 31, 2022	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$15,282	$7,783	$23,065
Operating expenses	(15,209)	(6,663)	(21,872)
Other income	346	—	346
Finance income (expense), net	(219)	13	(206)
Foreign exchange gain, net	52	—	52

Profit before income taxes	$252	$1,133	$1,385

For the year ended December 31, 2021	Marketing and Distribution of Commercial Products	Retail and Mail Order Pharmacy	Total
Revenue	$14,317	$7,427	$21,744
Operating expenses	(16,177)	(7,660)	(23,837)
Other income	1,803	25	1,828
Finance income (expense), net	(600)	75	(525)
Foreign exchange gain, net	31	—	31

Loss before income taxes	$(626)	$(133)	$(759)